Acquisitions - Acquisition of Logitel Offshore Holding AS - Additional Information (Detail) - Logitel Offshore Holding [Member] $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Portion of purchase price paid in cash	$ 4,000	$ 4,000
Potential additional cash amount	$ 27,600	$ 27,600
Number of units for maintenance safety | MaintenanceAndSafety	3	3
Expected cost of project	$ 580,000	$ 550,000
Partnership interest on unpaid balance			5.00%	5.00%
Debt conversion, description				If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.
UMS Segment [Member]
Business Acquisition [Line Items]
Delivery option exercised period			120 days
Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety		6
Repayment of non-interest bearing amount on bond	$ 30,000
Debt, repayment terms				Within six months of delivery of each of the three UMS ordered from COSCO, for a total of $30.0 million.
Newbuildings [Member]
Business Acquisition [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety	2
Newbuildings [Member] | Maximum [Member] | UMS Segment [Member]
Business Acquisition [Line Items]
Delivery option exercised period			1 year
Newbuildings [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond	$ 10,000
Newbuildings [Member] | Additional Order Or Production Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond	$ 11,900
Scheduled For Delivery [Member]
Business Acquisition [Line Items]
Operating lease arrangement period, lessor				3 years
Scheduled For Delivery [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety		1